Income tax expense (Details Narrative) - HKD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Profits tax rates value	$ 2	$ 2
Tax rate effect from change in tax rate	8.25%	8.25%
Tax rate effect of adjustments for current tax of prior periods	16.50%	16.50%
Taxed at a flat rate percentage	16.50%	16.50%
Assessable profits	0.00%	0.00%